Reverse Recapitalization	12 Months Ended
Dec. 31, 2021
Reverse Recapitalization [Abstract]
Reverse Recapitalization	Reverse Recapitalization
On September 29, 2021, Merger Sub merged with Legacy Velo3D, with Legacy Velo3D surviving as a wholly-owned subsidiary of Velo3D. Immediately prior to the closing of the Merger:
•all issued and outstanding 6,738,651 shares of Legacy Velo3D outstanding Series A redeemable convertible preferred stock was converted into an equivalent number of shares of Legacy Velo3D common stock on a 1:2.178 basis:
•all issued and outstanding 8,386,456 shares of Legacy Velo3D outstanding Series B redeemable convertible preferred stock was converted into an equivalent number of shares of Legacy Velo3D common stock on a 1:2.273 basis:
•all issued and outstanding 8,513,343 shares of Legacy Velo3D outstanding Series C redeemable convertible preferred stock was converted into an equivalent number of shares of Legacy Velo3D common stock on a 1:2.372 basis:
•all issued and outstanding 101,042,757 shares of Legacy Velo3D outstanding Series D redeemable convertible preferred stock was converted into an equivalent number of shares of Legacy Velo3D common stock on a 1:1.000 basis:
In connection with the Merger, shares of Legacy Velo3D redeemable convertible preferred stock were converted into an equivalent number of shares of Legacy Velo3D common stock at their respective conversion ratios and concurrently recast into 126,310,700 shares of Common Stock.
As of September 29, 2021 and after giving effect to the Exchange Ratio, there were 183,163,826 shares of Common Stock outstanding, comprised of the 126,310,700 shares of Common Stock issued in respect of the Legacy Velo3D redeemable convertible preferred stock, 16,443,994 shares of Common Stock issued in respect of Legacy Velo3D common stock, and 40,409,132 shares of Common Stock issued to public shareholders of JAWS Spitfire, the JAWS Spitfire initial shareholders, and third-party PIPE Investors (as defined below).
At the Merger, eligible former Legacy Velo3D equity holders received or had the right to receive shares of Common Stock at a deemed value of $10.00 per share after giving effect to the Exchange Ratio of 0.8149 as defined in the Merger Agreement. Accordingly, immediately following the consummation of the Merger, Legacy Velo3D common stock exchanged into 142,754,694 shares of Common Stock, 66,830,878 shares of Common Stock were reserved for the issuance of Common Stock upon the potential future exercise of Legacy Velo3D stock options, common stock warrants, and shares of Common Stock issuable under the Company’s employee stock purchase plan.
In connection with the execution of the Merger Agreement, JAWS Spitfire entered into separate subscription agreements (each a “Subscription Agreement”) with a number of investors (each a “PIPE Investor”), pursuant to which the PIPE Investors agreed to purchase, and JAWS Spitfire agreed to sell to the PIPE Investors, an aggregate of 15,500,000 shares of Common Stock (the “PIPE Shares”), for a purchase price of $10.00 per share and an aggregate purchase price of $155.0 million, in a private placement pursuant to the Subscription Agreements (the “PIPE Financing”). The PIPE Financing closed simultaneously with the consummation of the Merger.
In connection with the Merger, 8,625,000 of JAWS Spitfire Class B ordinary shares originally purchased by the Sponsor were exchanged for shares of Common Stock prior to the Closing (the “Founder Shares”).
Pursuant to JAWS Spitfire’s Articles of Association, JAWS Spitfire’s public shareholders were entitled to elect to redeem their public shares for cash even if they had approved the Merger. As of September 24, 2021, the final day of the redemption period, public shareholders had redeemed 18,215,868 Class A ordinary shares of JAWS Spitfire for cash at the redemption price of $10.00 per share, based on funds held in the trust account for an aggregate payment of $182.2 million (the “Redemptions”).
The number of shares of Common Stock issued immediately following the consummation of the Merger was:

Shares
Public shares, outstanding prior to Merger	34,500,000
Less redemption of public shares	(18,215,868)
Public shares following redemptions	16,284,132
Shares issued in PIPE Financing	15,500,000
Public shares and PIPE Financing Shares	31,784,132
Founder Shares	8,625,000
Legacy Velo3D shares (1)	142,754,694
Total shares of Common Stock immediately after Merger	183,163,826
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(1)Upon consummation of the Merger, 175,173,445 Legacy Velo3D shares were exchanged at the Exchange Ratio and fractional shares were rounded to whole shares.
The Merger was accounted for as a reverse recapitalization in accordance with GAAP. Under this method of accounting, JAWS Spitfire was treated as the “acquired” company for financial reporting purposes. Accordingly, for accounting purposes, the consolidated financial statements of Velo3D are represented as a continuation of the consolidated financial statements of Legacy Velo3D, with the Merger being treated as the equivalent of Legacy Velo3D issuing stock for the net assets of JAWS Spitfire, accompanied by a recapitalization. The net assets of JAWS Spitfire are stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Merger are those of Legacy Velo3D in future reports.
Legacy Velo3D has been determined to be the accounting acquirer based on evaluation of the following facts and circumstances as of the Closing: (1) Legacy Velo3D’s stockholders have a majority of the voting power of Velo3D; (2) the board of directors of Velo3D initially has twelve members, and Legacy Velo3D has the ability to nominate the majority of the initial members of the board of directors; (3) Legacy Velo3D’s senior management is the senior management of Velo3D and is responsible for day-to-day operations; (4) Velo3D has assumed the Velo3D name; and; (5) the current strategy and operations of Velo3D continue to be Legacy Velo3D’s strategy and operations to develop the next generation of AM printers.
In connection with the Merger and the PIPE Financing, the Company received $298.2 million of gross proceeds including the contribution of $345.0 million of cash held in JAWS Spitfire’s trust account from its IPO, redemptions of JAWS Spitfire public shareholders of $182.2 million, and $155.0 million of cash in connection with the PIPE Financing. The gross proceeds were net of $19.6 million of costs incurred by JAWS Spitfire prior to the Closing. The Company incurred $19.9 million of transaction costs, consisting of banking, legal, and other professional fees, of which $19.1 million was recorded as a reduction to additional paid-in capital of proceeds (“APIC”), and the remaining $0.8 million was expensed in the consolidated statements of operations. The total net cash proceeds to the Company were $278.3 million.